COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 5: -       COMMITMENTS AND CONTINGENCIES

Royalty commitments:

The Company receives research and development grants from the Office of the Chief Scientist ("OCS"). Effective January 1, 2016, many of the functions of the OCS have been transferred to a new National Authority for Technological Innovation (“NATI”). In consideration for the research and development grants received from the OCS, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. If the Company will not generate sales of products developed with funds provided by the OCS, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable at the rate of 3.5% from the time of commencement of sales of all of these products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, plus interest at LIBOR rate.

As of June 30, 2016, the Company's total outstanding commitment with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, amounted to $42,405.

Royalty expenses relating to the OCS grants included in cost of revenues during the six months periods ended June 30, 2016 and 2015 were $481 and $392, respectively.

In May 2010, the Company received a notice from the OCS regarding alleged miscalculations of the amount of royalties paid by the Company to the OCS for the years 1992-2009 and the revenues basis of which the Company has to pay royalties. The Company believes that all royalties due to the OCS from the sale of products developed with funding provided by the OCS during such years were properly paid or were otherwise accrued. During 2011, the Company reviewed with the OCS alleged miscalculation differences. The Company assessed the merits of the aforesaid arguments raised by the OCS and recorded liability for an estimated loss respectively.